SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended	12 Months Ended
	Mar. 31, 2018	Sep. 30, 2017
Summary Of Significant Accounting Policies
Fair Value of Financial Assets and Liabilities Measured on a Recurring Basis

The following table presents the derivative financial instruments, measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis, and their level within the fair value hierarchy as of March 31, 2018:

	Amount	Level 1	Level 2	Level 3
Derivative liability - Embedded conversion	$2,227,805	$-	$-	$2,227,805

The following table presents the derivative financial instruments, measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis, and their level within the fair value hierarchy as of September 30, 2017:

	Amount	Level 1	Level 2	Level 3
Derivative liability - Embedded conversion	$4,224,528	$-	$-	$4,224,528

The following table presents the derivative financial instruments, measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis, and their level within the fair value hierarchy as of September 30, 2016:

	Amount	Level 1	Level 2	Level 3
Derivative liability - Embedded conversion	$221,374	$-	$-	$221,374

The following table presents the derivative financial instruments, measured and recorded at fair value on the Company’s consolidated balance sheets on a recurring basis, and their level within the fair value hierarchy as of September 30, 2017:

	Amount	Level 1	Level 2	Level 3
Derivative liability - Embedded conversion	$4,224,528	$-	$-	$4,224,528

Basic and diluted net loss per share

	Three months ended March 31, 2018	Three months ended March 31, 2017	Six months ended March 31, 2018	Six months ended March 31, 2017
Numerator:
Net income (loss) attributable to All For One Media Corp.	$157,831	$(674,576)	$584,859	$(774,106)
Add: Interest and derivative expense	892,603	-	1,338,457	-
Less: Gain in fair value of derivative liabilities	(1,491,990)	-	(2,659,618)	-
Adjusted net income (loss) attributable to All For One Media Corp.	(441,556)	(674,576)	$(736,302)	$(774,106)

Denominator:
Weighted-average shares of common stock	29,137,404	17,734,428	27,578,635	17,125,521
Dilutive effect of convertible instruments	68,905,331	-	68,905,331	-
Diluted weighted-average of common stock	98,042,735	17,734,428	96,483,966	17,125,521

Net income (loss) per common share from:
Basic	$0.01	$(0.04)	$0.02	$(0.05)
Diluted	(0.00)	(0.04)	(0.01)	(0.05)